LEASES, Operating Lease Table (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019
LEASES [Abstract]
Operating lease right-of-use assets	$ 305,962		$ 0
Current portion of operating lease liabilities	81,484		0
Operating lease liabilities	224,595		$ 0
Total operating lease liabilities	306,079
Cash paid for operating leases	48,967	$ 95,601
ROU assets obtained in exchange for lease obligations	$ 338,257	$ 256,242
Weighted average remaining lease term	4 years	5 years
Weighted average discount rate	6.27%	7.14%